STOCK-BASED COMPENSATION - Restricted share activities (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
Weighted-Average Grant Date Fair Value(US$)
Unrecognized share-based compensation expense	$ 0.0			$ 0.0
Restricted shares units | 2024 Equity Incentive Plan
STOCK-BASED COMPENSATION
Reserved for further issuance under 2024 Equity Incentive Plan	32,864			32,864
Total restricted shares granted under 2024 Equity Incentive Plan	(1,250,000)		(4,563,745)	(5,813,745)
Total restricted shares issued under 2024 Equity Incentive Plan	1,229,381		4,617,228	5,846,609
Number of Restricted Shares Granted
Awarded (in shares)	1,250,000	363,745		5,813,745
Vested (in shares)	(1,250,000)	(363,745)		(5,813,745)
Weighted-Average Grant Date Fair Value(US$)
Weighted average grant date fair value - awarded (in dollars per share)	$ 1.908	$ 5.869
Weighted average grant date fair value - Vested (in dollars per share)	$ (1.908)	$ (5.869)
Stock-based compensation expenses	$ 2.4	$ 6.3
Awarded to employees | Restricted shares units | 2024 Equity Incentive Plan
Number of Restricted Shares Granted
Awarded (in shares)	800,000	323,745
Weighted-Average Grant Date Fair Value(US$)
Weighted average grant date fair value - awarded (in dollars per share)	$ 1.2616	$ 5.4313
Awarded to non-employee consultants | Restricted shares units | 2024 Equity Incentive Plan
Number of Restricted Shares Granted
Awarded (in shares)	450,000	40,000
Weighted-Average Grant Date Fair Value(US$)
Weighted average grant date fair value - awarded (in dollars per share)	$ 0.6464	$ 0.4377
Third-party | Restricted shares units
Number of Restricted Shares Granted
Awarded (in shares)		633,529
Vested (in shares)		(633,529)
Ending balance (in shares)	0			0
Weighted-Average Grant Date Fair Value(US$)
Weighted average grant date fair value - awarded (in dollars per share)		$ 6.62
Weighted average grant date fair value - Vested (in dollars per share)		$ (6.62)
Awarded to Grand Fortune Capital (H.K.) Company Limited | Restricted shares units
Number of Restricted Shares Granted
Awarded (in shares)		583,529
Weighted-Average Grant Date Fair Value(US$)
Weighted average grant date fair value - awarded (in dollars per share)		$ 6.0975
Awarded to J.V.B. Financial Group, LLC | Restricted shares units
Number of Restricted Shares Granted
Awarded (in shares)		50,000
Weighted-Average Grant Date Fair Value(US$)
Weighted average grant date fair value - awarded (in dollars per share)		$ 0.5225